Details of Other Assets (Detail)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Other Assets USD ($)	Dec. 31, 2011 Other Assets CNY	Dec. 31, 2010 Other Assets CNY
Land use right				$ 13,543,208	85,239,597	85,239,597
Deposit for purchase for office building						18,921,000
Accumulated amortization	(33,427,410)	(210,388,776)	(157,603,079)	(644,657)	(4,057,405)	(2,318,517)
Other asset, net	$ 12,898,551	81,182,192	101,842,080